Schedule of Investments (unaudited)
July 31, 2024
 Western Asset Macro Opportunities Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Sovereign Bonds — 37.7%
Angola — 0.4%
Angolan Government International Bond, Senior Notes	8.250%	5/9/28	700,000	$664,535 (a)
Angolan Government International Bond, Senior Notes	8.750%	4/14/32	400,000	358,760 (b)
Total Angola				1,023,295
Argentina — 2.4%
Argentine Republic Government International Bond, Senior Notes	5.000%	1/9/38	2,874,178	1,324,973
Argentine Republic Government International Bond, Senior Notes, Step bond (0.750% to 7/9/27 then 1.750%)	0.750%	7/9/30	1,811,897	981,142
Provincia de Buenos Aires, Senior Notes, Step bond (6.375% to 9/1/24 then 6.625%)	6.375%	9/1/37	4,684,792	2,085,904 (b)
Provincia de Buenos Aires, Senior Notes, Step bond (6.375% to 9/1/24 then 6.625%)	6.375%	9/1/37	549,752	244,777 (a)
Provincia de Cordoba, Senior Notes	6.990%	6/1/27	650,000	572,000 (b)
Provincia de Cordoba, Senior Notes	6.875%	2/1/29	1,034,131	804,037 (b)
Total Argentina				6,012,833
Brazil — 1.4%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	13,552,000 BRL	2,312,341
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/31	8,024,000 BRL	1,301,374
Total Brazil				3,613,715
Dominican Republic — 0.7%
Dominican Republic International Bond, Senior Notes	11.250%	9/15/35	57,000,000 DOP	1,014,698 (b)
Dominican Republic International Bond, Senior Notes	5.875%	1/30/60	870,000	754,696 (b)
Total Dominican Republic				1,769,394
Egypt — 0.4%
Egypt Government International Bond, Senior Notes	5.250%	10/6/25	960,000	935,318 (a)
Indonesia — 7.0%
Indonesia Treasury Bond	8.250%	5/15/29	95,863,000,000 IDR	6,252,698
Indonesia Treasury Bond	6.500%	2/15/31	134,566,000,000 IDR	8,120,388
Indonesia Treasury Bond	7.000%	2/15/33	56,584,000,000 IDR	3,498,394
Total Indonesia				17,871,480
Israel — 0.6%
Israel Government International Bond, Senior Notes	5.500%	3/12/34	1,500,000	1,471,845
Ivory Coast — 1.2%
Ivory Coast Government International Bond, Senior Notes	4.875%	1/30/32	2,150,000 EUR	1,974,967 (b)
Ivory Coast Government International Bond, Senior Notes	5.750%	12/31/32	207,848	195,042 (a)
Ivory Coast Government International Bond, Senior Notes	6.125%	6/15/33	420,000	374,063 (a)
Ivory Coast Government International Bond, Senior Notes	6.125%	6/15/33	650,000	578,906 (b)
Total Ivory Coast				3,122,978
Jamaica — 0.1%
Jamaica Government International Bond, Senior Notes	9.625%	11/3/30	35,500,000 JMD	241,957
Kenya — 0.6%
Republic of Kenya Government International Bond, Senior Notes	7.250%	2/28/28	1,600,000	1,451,824 (a)
Mexico — 5.1%
Mexican Bonos, Bonds	8.000%	11/7/47	112,720,000 MXN	4,964,416
Mexican Bonos, Senior Notes	7.750%	11/13/42	181,955,400 MXN	7,958,230
Total Mexico				12,922,646
See Notes to Schedule of Investments.

Western Asset Macro Opportunities Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
July 31, 2024
 Western Asset Macro Opportunities Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Nigeria — 0.4%
Nigeria Government International Bond, Senior Notes	6.125%	9/28/28	1,080,000	$950,805 (a)
Poland — 5.3%
Republic of Poland Government Bond	1.750%	4/25/32	68,550,000 PLN	13,486,603
South Africa — 3.8%
Republic of South Africa Government Bond, Senior Notes	6.250%	3/31/36	255,430,000 ZAR	9,713,002
Republic of South Africa Government Bond, Senior Notes	6.500%	2/28/41	1,900,000 ZAR	66,746
Total South Africa				9,779,748
Supranational — 8.1%
European Bank for Reconstruction & Development, Senior Notes	5.000%	10/6/26	38,012,000,000 IDR	2,271,720
European Bank for Reconstruction & Development, Senior Notes	7.050%	8/10/33	484,700,000 INR	5,874,144
Inter-American Development Bank, Senior Notes	7.000%	4/17/33	1,035,000,000 INR	12,446,268
Total Supranational				20,592,132
Turkey — 0.2%
Turkiye Government Bond	17.800%	7/13/33	27,140,000 TRY	582,665

Total Sovereign Bonds (Cost — $97,382,840)				95,829,238
Corporate Bonds & Notes — 32.3%
Communication Services — 1.4%
Diversified Telecommunication Services — 0.3%
Altice Financing SA, Senior Secured Notes	5.750%	8/15/29	220,000	167,229 (b)
Altice France SA, Senior Secured Notes	5.500%	1/15/28	580,000	425,240 (b)
Total Diversified Telecommunication Services				592,469
Media — 0.5%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.250%	1/15/34	810,000	640,478 (b)
DISH DBS Corp., Senior Notes	5.125%	6/1/29	420,000	176,312
DISH DBS Corp., Senior Secured Notes	5.250%	12/1/26	240,000	200,221 (b)
DISH DBS Corp., Senior Secured Notes	5.750%	12/1/28	30,000	22,077 (b)
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	190,000	198,222
Total Media				1,237,310
Wireless Telecommunication Services — 0.6%
CSC Holdings LLC, Senior Notes	5.375%	2/1/28	1,000,000	794,931 (b)
CSC Holdings LLC, Senior Notes	4.125%	12/1/30	320,000	221,877 (b)
Vmed O2 UK Financing I PLC, Senior Secured Notes	4.750%	7/15/31	670,000	576,106 (b)
Total Wireless Telecommunication Services				1,592,914

Total Communication Services				3,422,693
Consumer Discretionary — 5.6%
Automobiles — 0.4%
Ford Motor Co., Senior Notes	6.100%	8/19/32	960,000	971,920
Ford Motor Credit Co. LLC, Senior Notes	2.900%	2/10/29	200,000	179,362
Total Automobiles				1,151,282
Broadline Retail — 1.7%
Amazon.com Inc., Senior Notes	4.050%	8/22/47	3,980,000	3,424,268 (c)
Prosus NV, Senior Notes	4.027%	8/3/50	1,290,000	889,892 (b)
Total Broadline Retail				4,314,160
Hotels, Restaurants & Leisure — 3.5%
Carnival Corp., Senior Notes	10.500%	6/1/30	1,900,000	2,066,278 (b)
See Notes to Schedule of Investments.

Western Asset Macro Opportunities Fund 2024 Quarterly Report

 Western Asset Macro Opportunities Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Hotels, Restaurants & Leisure — continued
Las Vegas Sands Corp., Senior Notes	2.900%	6/25/25	50,000	$48,777
Las Vegas Sands Corp., Senior Notes	3.500%	8/18/26	30,000	28,936
Royal Caribbean Cruises Ltd., Senior Notes	5.375%	7/15/27	1,970,000	1,959,722 (b)
Royal Caribbean Cruises Ltd., Senior Notes	6.250%	3/15/32	120,000	122,450 (b)
Sands China Ltd., Senior Notes	5.125%	8/8/25	1,210,000	1,202,096
Sands China Ltd., Senior Notes	2.300%	3/8/27	960,000	881,997
Sands China Ltd., Senior Notes	2.850%	3/8/29	630,000	555,927
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	670,000	654,320 (b)
Wynn Macau Ltd., Senior Notes	5.500%	1/15/26	1,320,000	1,298,818 (b)
Total Hotels, Restaurants & Leisure				8,819,321

Total Consumer Discretionary				14,284,763
Energy — 10.9%
Oil, Gas & Consumable Fuels — 10.9%
Apache Corp., Senior Notes	7.750%	12/15/29	190,000	210,351
Apache Corp., Senior Notes	6.000%	1/15/37	410,000	419,050
Apache Corp., Senior Notes	5.250%	2/1/42	610,000	531,908
Apache Corp., Senior Notes	7.375%	8/15/47	100,000	104,791
Apache Corp., Senior Notes	5.350%	7/1/49	940,000	802,181
Berry Petroleum Co. LLC, Senior Notes	7.000%	2/15/26	780,000	772,764 (b)
Continental Resources Inc., Senior Notes	4.900%	6/1/44	240,000	202,877
Devon Energy Corp., Senior Notes	7.875%	9/30/31	220,000	254,379
Devon Energy Corp., Senior Notes	7.950%	4/15/32	340,000	396,403
Ecopetrol SA, Senior Notes	5.375%	6/26/26	1,300,000	1,285,042
Ecopetrol SA, Senior Notes	8.875%	1/13/33	10,000	10,456
Ecopetrol SA, Senior Notes	8.375%	1/19/36	820,000	816,408
Energy Transfer LP, Junior Subordinated Notes (6.625% to 2/15/28 then 3 mo. USD LIBOR + 4.155%)	6.625%	2/15/28	3,450,000	3,395,355 (d)(e)
Energy Transfer LP, Junior Subordinated Notes (6.750% to 5/15/25 then 5 year Treasury Constant Maturity Rate + 5.134%)	6.750%	5/15/25	1,370,000	1,364,544 (d)(e)
Energy Transfer LP, Junior Subordinated Notes (7.125% to 5/15/30 then 5 year Treasury Constant Maturity Rate + 5.306%)	7.125%	5/15/30	325,000	324,777 (d)(e)
Energy Transfer LP, Senior Notes	6.850%	2/15/40	400,000	428,005
Kinder Morgan Energy Partners LP, Senior Notes	6.950%	1/15/38	70,000	78,202
Occidental Petroleum Corp., Senior Notes	6.200%	3/15/40	920,000	946,508
Occidental Petroleum Corp., Senior Notes	4.500%	7/15/44	180,000	143,316
Occidental Petroleum Corp., Senior Notes	6.600%	3/15/46	540,000	575,465
Occidental Petroleum Corp., Senior Notes	4.400%	4/15/46	1,050,000	848,943
Occidental Petroleum Corp., Senior Notes	4.200%	3/15/48	4,450,000	3,475,082
Occidental Petroleum Corp., Senior Notes	4.400%	8/15/49	604,000	458,670
Petrobras Global Finance BV, Senior Notes	5.999%	1/27/28	150,000	150,743
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	670,000	620,061
Plains All American Pipeline LP, Junior Subordinated Notes (3 mo. Term SOFR + 4.372%)	9.694%	9/3/24	800,000	801,662 (d)(e)
Plains All American Pipeline LP/PAA Finance Corp., Senior Notes	6.700%	5/15/36	560,000	603,472
Rockies Express Pipeline LLC, Senior Notes	6.875%	4/15/40	1,180,000	1,161,380 (b)
Southwestern Energy Co., Senior Notes	4.750%	2/1/32	1,560,000	1,458,780
See Notes to Schedule of Investments.

Western Asset Macro Opportunities Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
July 31, 2024
 Western Asset Macro Opportunities Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Oil, Gas & Consumable Fuels — continued
Western Midstream Operating LP, Senior Notes	5.450%	4/1/44	2,130,000	$1,948,896
Western Midstream Operating LP, Senior Notes	5.300%	3/1/48	550,000	484,488
Western Midstream Operating LP, Senior Notes	5.500%	8/15/48	890,000	803,130
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	1,090,000	1,323,984
YPF SA, Senior Notes	8.500%	7/28/25	610,000	608,929 (b)

Total Energy				27,811,002
Financials — 7.5%
Banks — 5.8%
BAC Capital Trust XIV, Ltd. GTD (3 mo. Term SOFR + 0.662%)	6.001%	8/16/24	610,000	518,317 (d)(e)
Banco Mercantil del Norte SA, Junior Subordinated Notes (7.625% to 1/10/28 then 10 year Treasury Constant Maturity Rate + 5.353%)	7.625%	1/10/28	730,000	730,588 (b)(d)(e)
Bank of America Corp., Junior Subordinated Notes (5.875% to 3/15/28 then 3 mo. Term SOFR + 3.193%)	5.875%	3/15/28	2,400,000	2,369,590 (d)(e)
Bank of Nova Scotia, Junior Subordinated Notes (8.000% to 1/27/29 then 5 year Treasury Constant Maturity Rate + 4.017%)	8.000%	1/27/84	630,000	661,420 (e)
BNP Paribas SA, Junior Subordinated Notes (7.000% to 8/16/28 then USD 5 year ICE Swap Rate + 3.980%)	7.000%	8/16/28	200,000	201,001 (b)(d)(e)
BNP Paribas SA, Junior Subordinated Notes (8.000% to 8/22/31 then 5 year Treasury Constant Maturity Rate + 3.727%)	8.000%	8/22/31	300,000	309,023 (b)(d)(e)
BNP Paribas SA, Junior Subordinated Notes (9.250% to 11/17/27 then 5 year Treasury Constant Maturity Rate + 4.969%)	9.250%	11/17/27	200,000	215,085 (b)(d)(e)
Citigroup Inc., Junior Subordinated Notes (5.950% to 5/15/25 then 3 mo. Term SOFR + 4.167%)	5.950%	5/15/25	4,970,000	4,940,649 (d)(e)
Credit Agricole SA, Junior Subordinated Notes (7.500% to 6/23/26 then GBP 5 year Swap Rate + 4.812%)	7.500%	6/23/26	1,680,000 GBP	2,165,941 (b)(d)(e)
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	1,050,000	1,072,260 (b)(d)(e)
HSBC Holdings PLC, Junior Subordinated Notes (6.375% to 3/30/25 then USD 5 year ICE Swap Rate + 4.368%)	6.375%	3/30/25	660,000	660,015 (d)(e)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	210,000	209,844 (b)
Toronto-Dominion Bank, Junior Subordinated Notes (8.125% to 10/31/27 then 5 year Treasury Constant Maturity Rate + 4.075%)	8.125%	10/31/82	210,000	219,471 (e)
Wells Fargo & Co., Junior Subordinated Notes	5.875%	6/15/25	497,000	496,199 (d)(e)
Total Banks				14,769,403
Capital Markets — 0.6%
Credit Suisse AG AT1 Claim	—	—	10,610,000	318,300 *(f)(g)
Goldman Sachs Capital II, Ltd. GTD (3 mo. Term SOFR + 1.029%)	6.375%	9/3/24	109,000	92,782 (d)(e)
UBS Group AG, Junior Subordinated Notes (7.750% to 4/12/31 then USD 5 year SOFR ICE Swap Rate + 4.160%)	7.750%	4/12/31	280,000	288,508 (b)(d)(e)
UBS Group AG, Junior Subordinated Notes (9.250% to 11/13/28 then 5 year Treasury Constant Maturity Rate + 4.745%)	9.250%	11/13/28	500,000	545,610 (b)(d)(e)
UBS Group AG, Junior Subordinated Notes (9.250% to 11/13/33 then 5 year Treasury Constant Maturity Rate + 4.758%)	9.250%	11/13/33	250,000	283,538 (b)(d)(e)
Total Capital Markets				1,528,738
See Notes to Schedule of Investments.

Western Asset Macro Opportunities Fund 2024 Quarterly Report

 Western Asset Macro Opportunities Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Financial Services — 0.3%
ILFC E-Capital Trust I, Ltd. GTD (3 mo. Term SOFR + 1.812%)	7.159%	12/21/65	740,000	$616,098 (b)(e)
Toll Road Investors Partnership II LP	0.000%	2/15/38	200,000	72,194 (b)
Total Financial Services				688,292
Insurance — 0.8%
Highlands Holdings Bond Issuer Ltd./Highlands Holdings Bond Co-Issuer Inc., Senior Secured Notes (7.625% Cash or 8.375% PIK)	7.625%	10/15/25	2,070,000	2,101,551 (b)(h)

Total Financials				19,087,984
Health Care — 4.4%
Health Care Providers & Services — 0.8%
Dignity Health, Secured Notes	5.267%	11/1/64	760,000	720,677
HCA Inc., Senior Notes	7.500%	11/15/95	1,250,000	1,396,988
Total Health Care Providers & Services				2,117,665
Pharmaceuticals — 3.6%
Bausch Health Cos. Inc., Senior Notes	6.250%	2/15/29	6,030,000	3,188,362 (b)
Bausch Health Cos. Inc., Senior Notes	7.250%	5/30/29	470,000	256,319 (b)
Teva Pharmaceutical Finance Co. LLC, Senior Notes	6.150%	2/1/36	856,000	851,907
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	4.100%	10/1/46	6,917,000	4,879,844
Total Pharmaceuticals				9,176,432

Total Health Care				11,294,097
Industrials — 1.1%
Ground Transportation — 0.6%
XPO CNW Inc., Senior Notes	6.700%	5/1/34	1,350,000	1,419,692
Passenger Airlines — 0.3%
American Airlines Inc., Senior Secured Notes	8.500%	5/15/29	140,000	144,219 (b)
United Airlines Inc., Senior Secured Notes	4.625%	4/15/29	720,000	681,008 (b)
Total Passenger Airlines				825,227
Trading Companies & Distributors — 0.2%
United Rentals North America Inc., Senior Notes	3.875%	2/15/31	310,000	280,387
United Rentals North America Inc., Senior Notes	6.125%	3/15/34	340,000	342,028 (b)
Total Trading Companies & Distributors				622,415

Total Industrials				2,867,334
Materials — 0.6%
Containers & Packaging — 0.2%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, Senior Notes	4.000%	9/1/29	690,000	586,842 (b)
Metals & Mining — 0.4%
First Quantum Minerals Ltd., Secured Notes	9.375%	3/1/29	200,000	210,600 (b)
First Quantum Minerals Ltd., Senior Notes	6.875%	10/15/27	400,000	393,631 (b)
Yamana Gold Inc., Senior Notes	4.625%	12/15/27	380,000	373,109
Total Metals & Mining				977,340

Total Materials				1,564,182
See Notes to Schedule of Investments.

Western Asset Macro Opportunities Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
July 31, 2024
 Western Asset Macro Opportunities Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Utilities — 0.8%
Electric Utilities — 0.8%
Enel Finance International NV, Senior Notes	6.000%	10/7/39	1,680,000	$1,739,560 (b)
Pacific Gas and Electric Co., First Mortgage Bonds	3.300%	8/1/40	200,000	146,300

Total Utilities				1,885,860
Total Corporate Bonds & Notes (Cost — $85,939,442)				82,217,915
Mortgage-Backed Securities — 8.4%
FNMA — 6.3%
Federal National Mortgage Association (FNMA)	3.000%	8/1/54	7,300,000	6,371,242 (i)
Federal National Mortgage Association (FNMA)	5.500%	8/1/54	4,600,000	4,607,762 (i)
Federal National Mortgage Association (FNMA)	6.000%	8/1/54	3,200,000	3,245,878 (i)
Federal National Mortgage Association (FNMA)	6.500%	8/1/54	1,800,000	1,846,147 (i)
Total FNMA				16,071,029
GNMA — 2.1%
Government National Mortgage Association (GNMA) II	5.500%	8/20/54	2,200,000	2,206,988 (i)
Government National Mortgage Association (GNMA) II	6.000%	8/20/54	2,000,000	2,023,754 (i)
Government National Mortgage Association (GNMA) II	6.500%	8/20/54	1,000,000	1,018,824 (i)
Total GNMA				5,249,566

Total Mortgage-Backed Securities (Cost — $21,127,996)				21,320,595
U.S. Government & Agency Obligations — 7.8%
U.S. Government Obligations — 7.8%
U.S. Treasury Bonds	1.250%	5/15/50	247,000	126,911
U.S. Treasury Bonds	4.000%	11/15/52	50,000	47,049
U.S. Treasury Bonds	3.625%	5/15/53	2,000,000	1,758,125 (c)
U.S. Treasury Bonds	4.125%	8/15/53	3,580,000	3,443,932 (c)
U.S. Treasury Notes	4.000%	2/29/28	6,500,000	6,498,984 (j)
U.S. Treasury Notes	3.625%	3/31/28	2,720,000	2,686,000
U.S. Treasury Notes	4.625%	5/15/44	5,200,000	5,340,969

Total U.S. Government & Agency Obligations (Cost — $19,620,937)				19,901,970
Collateralized Mortgage Obligations(k) — 6.3%
AREIT Trust, 2021-CRE5 B (1 mo. Term SOFR + 1.934%)	7.269%	11/17/38	807,000	788,950 (b)(e)
Benchmark Mortgage Trust, 2020-IG3 C	3.287%	9/15/48	1,190,000	630,403 (b)(e)
Bravo Residential Funding Trust, 2024-NQM5, A3	6.158%	6/25/64	500,000	500,687
BX Trust, 2018-GWMZ MC (1 mo. Term SOFR + 5.785%)	11.114%	5/15/37	1,390,000	1,384,136 (b)(e)
BX Trust, 2021-ARIA G (1 mo. Term SOFR + 3.257%)	8.586%	10/15/36	2,570,000	2,509,263 (b)(e)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA1 B1 (30 Day Average SOFR + 2.650%)	7.997%	1/25/51	460,000	489,319 (b)(e)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2022-DNA3 B1 (30 Day Average SOFR + 5.650%)	10.997%	4/25/42	780,000	847,300 (b)(e)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2015-HQ2 B (30 Day Average SOFR + 8.064%)	13.412%	5/25/25	1,524,166	1,597,463 (e)
Federal National Mortgage Association (FNMA) — CAS, 2023-R05 1M2 (30 Day Average SOFR + 3.100%)	8.448%	6/25/43	240,000	254,215 (e)
Federal National Mortgage Association (FNMA) — CAS, 2023-R06 1M2 (30 Day Average SOFR + 2.700%)	8.047%	7/25/43	480,000	502,082 (b)(e)
GS Mortgage Securities Corp. Trust, 2018-LUAU G (1 mo. Term SOFR + 4.747%)	10.076%	11/15/32	1,032,000	1,016,752 (b)(e)
See Notes to Schedule of Investments.

Western Asset Macro Opportunities Fund 2024 Quarterly Report

 Western Asset Macro Opportunities Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(k) — continued
GS Mortgage Securities Corp. Trust, 2018-SRP5 C (1 mo. Term SOFR + 4.297%)	9.626%	9/15/31	6,607,481	$1,409,909 (b)(e)
IMPAC Secured Assets Corp., 2006-3 A7 (1 mo. Term SOFR + 0.654%)	6.004%	11/25/36	1,336,439	1,108,681 (e)
JPMorgan Chase Commercial Mortgage Securities Trust, 2018-PHMZ M (1 mo. Term SOFR + 8.622%)	13.951%	6/15/35	10,570,000	1,057 (b)(e)
MHC Trust, 2021-MHC2 E (1 mo. Term SOFR + 2.064%)	7.393%	5/15/38	680,000	668,521 (b)(e)
Morgan Stanley Capital Trust, 2021-L7 XA, IO	1.089%	10/15/54	7,199,229	360,517 (e)
Residential Asset Securitization Trust, 2005-A15 1A4	5.750%	2/25/36	59,754	56,519
Residential Asset Securitization Trust, 2005-A15 2A11, IO (-1.000 x 1 mo. Term SOFR + 5.436%)	0.086%	2/25/36	1,669,360	137,789 (e)
SFO Commercial Mortgage Trust, 2021-555 D (1 mo. Term SOFR + 2.514%)	7.843%	5/15/38	1,000,000	899,215 (b)(e)
Starwood Retail Property Trust, 2014-STAR E	8.500%	11/15/27	5,070,000	517 (b)(e)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR17 A1C3 (1 mo. Term SOFR + 1.074%)	6.424%	12/25/45	1,155,164	871,540 (e)

Total Collateralized Mortgage Obligations (Cost — $37,621,516)				16,034,835
Asset-Backed Securities — 4.6%
Aegis Asset Backed Securities Trust, 2003-3 M2 (1 mo. Term SOFR + 2.589%)	7.939%	1/25/34	157,931	147,883 (e)
Bayview Financial Mortgage Pass-Through Trust, 2006-C 2A3 (1 mo. Term SOFR + 0.549%)	5.897%	11/28/36	1,369,279	1,199,109 (e)
BlueMountain CLO Ltd., 2020-29A ER (3 mo. Term SOFR + 7.122%)	12.406%	7/25/34	3,000,000	2,932,403 (b)(e)
Dryden CLO Ltd., 2021-95A SUB	30.073%	8/20/34	3,420,000	1,846,560 (b)(e)
Elmwood CLO Ltd., 2019-2A SUB	20.475%	4/20/34	6,250,000	4,385,809 (b)(e)
SMB Private Education Loan Trust, 2021-A D2	3.860%	1/15/53	1,421,295	1,247,881 (b)

Total Asset-Backed Securities (Cost — $14,721,858)				11,759,645
Senior Loans — 2.1%
Communication Services — 0.6%
Media — 0.6%
Charter Communications Operating LLC, Term Loan B4 (3 mo. Term SOFR + 2.000%)	7.332%	12/7/30	1,262,818	1,253,694 (e)(l)(m)
Virgin Media Bristol LLC, Term Loan Facility N (1 mo. Term SOFR + 2.614%)	7.943%	1/31/28	360,000	347,576 (e)(l)(m)

Total Communication Services				1,601,270
Consumer Discretionary — 0.5%
Hotels, Restaurants & Leisure — 0.5%
1011778 BC Unlimited Liability Co., Term Loan B6 (1 mo. Term SOFR + 1.750%)	7.094%	9/20/30	737,943	735,840 (e)(l)(m)
Alterra Mountain Co., Term Loan B4 (1 mo. Term SOFR + 3.250%)	8.594%	8/17/28	276,308	277,776 (e)(l)(m)
Flutter Entertainment Public Ltd. Co., Term Loan B (3 mo. Term SOFR + 2.250%)	7.585%	11/25/30	388,050	389,102 (e)(l)(m)

Total Consumer Discretionary				1,402,718
Financials — 0.6%
Financial Services — 0.4%
Boost Newco Borrower LLC, Initial USD Term Loan (3 mo. Term SOFR + 3.000%)	8.335%	1/31/31	600,000	602,205 (e)(l)(m)
Jane Street Group LLC, 2021 Term Loan (1 mo. Term SOFR + 2.614%)	7.958%	1/26/28	322,370	323,451 (e)(l)(m)
Total Financial Services				925,656
See Notes to Schedule of Investments.

Western Asset Macro Opportunities Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
July 31, 2024
 Western Asset Macro Opportunities Fund
(Percentages shown based on Fund net assets)
Security		Rate	Maturity Date	Face Amount†	Value

Insurance — 0.2%
Asurion LLC, New Term Loan B11 (1 mo. Term SOFR + 4.350%)		9.694%	8/21/28	541,608	$540,205 (e)(l)(m)

Total Financials					1,465,861
Health Care — 0.4%
Health Care Providers & Services — 0.4%
LifePoint Health Inc., 2024 Repricing Term Loan B (3 mo. Term SOFR + 4.750%)		10.054%	11/16/28	628,219	632,396 (e)(l)(m)
Phoenix Guarantor Inc., Term Loan B4 (1 mo. Term SOFR + 3.250%)		8.594%	2/21/31	266,787	267,189 (e)(l)(m)

Total Health Care					899,585
Total Senior Loans (Cost — $5,354,582)					5,369,434
		Expiration Date	Contracts	Notional Amount†
Purchased Options — 0.8%
Exchange-Traded Purchased Options — 0.8%
3-Month SOFR Futures, Call @ $95.250		12/13/24	368	920,000	211,600
British Pound Futures, Put @ $128.000		8/9/24	32	20,000	6,200
British Pound Futures, Put @ $127.000		9/6/24	32	20,000	8,200
Euro Futures, Call @ $1.080		8/9/24	30	3,750,000	24,375
Euro Futures, Call @ $1.095		8/9/24	30	3,750,000	2,250
Euro Futures, Call @ $1.100		8/9/24	36	4,500,000	900
Euro Futures, Call @ $1.085		9/6/24	32	4,000,000	27,200
Euro Futures, Put @ $1.070		8/9/24	24	3,000,000	450
Euro Futures, Put @ $1.070		9/6/24	19	2,375,000	4,750
Euro Futures, Put @ $1.070		10/4/24	19	2,375,000	7,600
Japanese Yen Futures, Call @ $63.000		8/9/24	90	112,500	441,000
Japanese Yen Futures, Call @ $64.000		8/9/24	60	75,000	219,000
Japanese Yen Futures, Call @ $64.500		8/9/24	60	75,000	182,250
U.S. Treasury 10-Year Notes Futures, Call @ $111.000		8/23/24	431	431,000	491,609
U.S. Treasury 10-Year Notes Futures, Call @ $111.500		8/23/24	188	188,000	155,687
U.S. Treasury 10-Year Notes Futures, Put @ $111.500		8/23/24	126	126,000	64,969
U.S. Treasury Long-Term Bonds Futures, Call @ $120.500		8/23/24	126	126,000	189,000

Total Exchange-Traded Purchased Options (Cost — $1,200,452)					2,037,040
	Counterparty
OTC Purchased Options — 0.0%††
U.S. Dollar/Mexican Peso, Put @ 18.534MXN	Goldman Sachs Group Inc.	8/29/24	2,541,000	2,541,000	33,513
U.S. Dollar/Mexican Peso, Put @ 18.501MXN	Goldman Sachs Group Inc.	10/30/24	2,541,000	2,541,000	48,789

Total OTC Purchased Options (Cost — $60,933)					82,302

Total Purchased Options (Cost — $1,261,385)					2,119,342
		Rate	Maturity Date	Face Amount†
U.S. Treasury Inflation Protected Securities — 0.3%
U.S. Treasury Bonds, Inflation Indexed (Cost — $728,133)		1.500%	2/15/53	824,125	717,017
See Notes to Schedule of Investments.

Western Asset Macro Opportunities Fund 2024 Quarterly Report

 Western Asset Macro Opportunities Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Municipal Bonds — 0.2%
California — 0.2%
Morongo Band of Mission Indians, CA, Revenue, Tribal Economic Development, Series A (Cost — $360,000)	7.000%	10/1/39	360,000	$389,621 (b)
Non-U.S. Treasury Inflation Protected Securities — 0.1%
Uruguay — 0.1%
Uruguay Government International Bond, Senior Notes (Cost — $202,176)	3.875%	7/2/40	7,868,155 UYU	205,310
		Expiration Date	Warrants
Warrants — 0.0%††
Industrials — 0.0%††
Passenger Airlines — 0.0%††
flyExclusive Inc. (Cost — $58,936)		5/28/28	61,553	32,238 *
Total Investments before Short-Term Investments (Cost — $284,379,801)				255,897,160
	Rate	Maturity Date	Face Amount†
Short-Term Investments — 3.0%
Sovereign Bonds — 0.3%
Egypt Treasury Bills (Cost — $796,337)	26.925%	3/18/25	44,600,000 EGP	790,653 (n)
			Shares
Money Market Funds — 2.7%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $6,763,305)	5.272%		6,763,305	6,763,305 (o)(p)

Total Short-Term Investments (Cost — $7,559,642)				7,553,958
Total Investments — 103.6% (Cost — $291,939,443)				263,451,118
Liabilities in Excess of Other Assets — (3.6)%				(9,094,400)
Total Net Assets — 100.0%				$254,356,718

See Notes to Schedule of Investments.

Western Asset Macro Opportunities Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
July 31, 2024
 Western Asset Macro Opportunities Fund
†	Face amount/notional amount denominated in U.S. dollars, unless otherwise noted.
††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the
Board of Directors.

(b)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(c)	All or a portion of this security is held at the broker as collateral for open centrally cleared swap contracts.
(d)	Security has no maturity date. The date shown represents the next call date.
(e)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(f)	Security is fair valued in accordance with procedures approved by the Board of Directors (Note 1).
(g)	Security is valued using significant unobservable inputs (Note 1).
(h)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.
(i)	This security is traded on a to-be-announced (“TBA”) basis. At July 31, 2024, the Fund held TBA securities with a total cost of $21,127,996.
(j)	All or a portion of this security is held at the broker as collateral for open futures contracts and exchange-traded options.
(k)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(l)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(m)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(n)	Rate shown represents yield-to-maturity.
(o)	Rate shown is one-day yield as of the end of the reporting period.
(p)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At July 31, 2024, the total market value of investments in Affiliated Companies was $6,763,305 and the cost was $6,763,305 (Note 2).

Abbreviation(s) used in this schedule:
BRL	—	Brazilian Real
CAS	—	Connecticut Avenue Securities
CLO	—	Collateralized Loan Obligation
DOP	—	Dominican Peso
EGP	—	Egyptian Pound
EUR	—	Euro
GBP	—	British Pound
GTD	—	Guaranteed
ICE	—	Intercontinental Exchange
IDR	—	Indonesian Rupiah
INR	—	Indian Rupee
IO	—	Interest Only
JMD	—	Jamaican Dollar
LIBOR	—	London Interbank Offered Rate
MXN	—	Mexican Peso
PIK	—	Payment-In-Kind
PLN	—	Polish Zloty
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
TRY	—	Turkish Lira
USD	—	United States Dollar
UYU	—	Uruguayan Peso
ZAR	—	South African Rand
See Notes to Schedule of Investments.

Western Asset Macro Opportunities Fund 2024 Quarterly Report

 Western Asset Macro Opportunities Fund
At July 31, 2024, the Fund had the following written options contracts:
Exchange-Traded Written Options
Security	Expiration Date	Strike Price	Contracts	Notional Amount†	Value
3-Month SOFR Futures, Call	12/13/24	$95.125	512	1,280,000	$(396,800)
3-Month SOFR Futures, Call	12/13/24	95.688	203	507,500	(41,869)
3-Month SOFR Futures, Call	12/13/24	95.750	266	665,000	(48,212)
3-Month SOFR Futures, Call	12/13/24	96.250	322	805,000	(28,175)
3-Month SOFR Futures, Put	12/13/24	94.813	266	665,000	(6,650)
3-Month SOFR Futures, Put	12/13/24	95.125	513	1,282,500	(54,506)
Euro Futures, Put	8/9/24	1.055	48	6,000,000	(300)
Japanese Yen Futures, Call	8/9/24	65.500	60	75,000	(114,750)
Japanese Yen Futures, Call	8/9/24	66.000	85	106,250	(122,188)
Japanese Yen Futures, Call	9/6/24	67.000	1	1,250	(1,100)
Japanese Yen Futures, Call	9/6/24	68.000	64	80,000	(43,200)
Japanese Yen Futures, Put	9/6/24	66.000	64	80,000	(40,000)
U.S. Treasury 5-Year Notes Futures, Call	8/23/24	107.500	269	269,000	(180,734)
U.S. Treasury 5-Year Notes Futures, Put	8/23/24	106.500	279	279,000	(15,258)
U.S. Treasury 5-Year Notes Futures, Put	8/23/24	107.000	276	276,000	(36,656)
U.S. Treasury 10-Year Notes Futures, Call	8/23/24	112.000	434	434,000	(257,688)
U.S. Treasury 10-Year Notes Futures, Call	8/23/24	113.000	185	185,000	(46,250)
U.S. Treasury 10-Year Notes Futures, Put	8/23/24	110.000	305	305,000	(33,359)
U.S. Treasury Long-Term Bonds Futures, Call	8/23/24	120.000	430	430,000	(765,938)
U.S. Treasury Long-Term Bonds Futures, Put	8/23/24	116.000	61	61,000	(9,531)
U.S. Treasury Long-Term Bonds Futures, Put	8/23/24	118.000	308	308,000	(125,125)
U.S. Treasury Long-Term Bonds Futures, Put	8/23/24	119.000	64	64,000	(42,000)
U.S. Treasury Long-Term Bonds Futures, Put	9/20/24	119.000	128	128,000	(162,000)
Total Exchange-Traded Written Options (Premiums received — $2,895,582)					(2,572,289)

OTC Written Options
	Counterparty
U.S. Dollar/Mexican Peso, Call (Premiums received — $127,084)	Goldman Sachs Group Inc.	9/3/24	17.800 MXN	5,424,000	5,424,000	$(258,851)
Total Written Options (Premiums received — $3,022,666)						$(2,831,140)

†	Notional amount denominated in U.S. dollars, unless otherwise noted.

Abbreviation(s) used in this schedule:
MXN	—	Mexican Peso
SOFR	—	Secured Overnight Financing Rate
At July 31, 2024, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
3-Month SOFR	358	6/25	$85,206,989	$85,741,000	$534,011
3-Month SOFR	475	3/26	114,829,056	114,522,500	(306,556)
3-Month SONIA	654	12/25	201,703,313	202,053,172	349,859
Euro-Buxl	59	9/24	8,206,432	8,603,519	397,087
Japanese Yen	133	9/24	10,610,214	11,125,450	515,236
Mexican Peso	954	9/24	25,509,890	25,514,730	4,840
U.S. Treasury 2-Year Notes	1,687	9/24	344,422,529	346,454,446	2,031,917
See Notes to Schedule of Investments.

Western Asset Macro Opportunities Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
July 31, 2024
 Western Asset Macro Opportunities Fund
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy continued
U.S. Treasury 5-Year Notes	1,541	9/24	$163,906,350	$166,259,461	$2,353,111
U.S. Treasury Long-Term Bonds	1,302	9/24	153,436,891	157,257,187	3,820,296
U.S. Treasury Ultra Long-Term Bonds	190	9/24	23,643,610	24,314,063	670,453
United Kingdom Long Gilt Bonds	336	9/24	41,912,830	42,857,563	944,733
					11,314,987
Contracts to Sell:
3-Month SOFR	958	9/24	226,711,376	226,632,863	78,513
Australian Dollar	106	9/24	7,124,949	6,946,180	178,769
British Pound	133	9/24	10,662,080	10,690,706	(28,626)
Euro	76	9/24	10,315,755	10,307,500	8,255
Euro-BTP	86	9/24	10,854,120	11,072,024	(217,904)
Euro-Bund	234	9/24	33,465,111	33,866,654	(401,543)
Japanese 10-Year Bonds	79	9/24	75,482,573	75,263,710	218,863
U.S. Treasury 10-Year Notes	155	9/24	17,305,576	17,330,937	(25,361)
U.S. Treasury Ultra 10-Year Notes	2,228	9/24	251,156,209	257,508,074	(6,351,865)
					(6,540,899)
Net unrealized appreciation on open futures contracts					$4,774,088

Abbreviation(s) used in this table:
BTP	—	Buoni del Tesoro Poliennali (Italian Treasury Bonds)
Buxl	—	Ultra Long German Bond
SOFR	—	Secured Overnight Financing Rate
SONIA	—	Sterling Overnight Index Average
At July 31, 2024, the Fund had the following open forward foreign currency contracts:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	18,875,305	USD	3,446,946	Goldman Sachs Group Inc.	8/2/24	$(110,583)
BRL	41,557,927	USD	7,598,955	Goldman Sachs Group Inc.	8/2/24	(253,256)
BRL	60,433,232	USD	10,673,289	Goldman Sachs Group Inc.	8/2/24	8,773
USD	3,333,623	BRL	18,875,305	Goldman Sachs Group Inc.	8/2/24	(2,740)
USD	7,339,667	BRL	41,557,927	Goldman Sachs Group Inc.	8/2/24	(6,033)
USD	10,717,962	BRL	60,433,232	Goldman Sachs Group Inc.	8/2/24	35,900
USD	1,016,000	MXN	19,106,388	Goldman Sachs Group Inc.	9/3/24	(3,991)
BRL	60,433,232	USD	10,682,100	Goldman Sachs Group Inc.	9/4/24	(35,992)
EUR	1,682,809	USD	1,830,576	Bank of America N.A.	10/18/24	(2,499)
JPY	72,593,000	USD	466,554	Bank of America N.A.	10/18/24	23,770
USD	9,429,794	ZAR	172,409,634	Bank of America N.A.	10/18/24	22,209
USD	202,971	PLN	801,422	BNP Paribas SA	10/18/24	1,001
USD	13,257,690	PLN	52,329,692	BNP Paribas SA	10/18/24	69,852
AUD	32,481,154	USD	21,983,213	Citibank N.A.	10/18/24	(701,938)
GBP	408,000	USD	530,301	Citibank N.A.	10/18/24	(5,475)
USD	908,790	GBP	703,000	Citibank N.A.	10/18/24	4,495
USD	4,213,630	INR	353,923,886	Citibank N.A.	10/18/24	(2,346)
USD	14,690,473	INR	1,230,341,845	Citibank N.A.	10/18/24	34,520
USD	320,432	JPY	49,470,000	Citibank N.A.	10/18/24	(13,709)
USD	5,598,628	JPY	886,450,424	Citibank N.A.	10/18/24	(388,841)
ZAR	59,165,085	USD	3,243,380	Citibank N.A.	10/18/24	(15,018)
USD	13,728,864	GBP	10,693,452	Goldman Sachs Group Inc.	10/18/24	(26,524)
See Notes to Schedule of Investments.

Western Asset Macro Opportunities Fund 2024 Quarterly Report

 Western Asset Macro Opportunities Fund
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
MXN	2,723,000	USD	151,190	JPMorgan Chase & Co.	10/18/24	$(6,849)
USD	2,562,442	CNH	18,575,372	JPMorgan Chase & Co.	10/18/24	(24,784)
USD	2,734,958	CNH	19,804,381	JPMorgan Chase & Co.	10/18/24	(23,447)
USD	3,504,316	IDR	57,295,568,181	JPMorgan Chase & Co.	10/18/24	(9,630)
USD	18,368,913	MXN	335,546,777	JPMorgan Chase & Co.	10/18/24	582,234
MXN	5,301,000	USD	292,893	Morgan Stanley & Co. Inc.	10/18/24	(11,897)
MXN	77,294,497	USD	4,283,976	Morgan Stanley & Co. Inc.	10/18/24	(186,746)
USD	17,242,669	IDR	280,891,692,335	Morgan Stanley & Co. Inc.	10/18/24	15,538
USD	1,135,857	ZAR	20,845,027	Morgan Stanley & Co. Inc.	10/18/24	(1,559)
USD	1,016,000	MXN	19,283,680	Goldman Sachs Group Inc.	11/1/24	(3,795)
Net unrealized depreciation on open forward foreign currency contracts						$(1,039,360)

Abbreviation(s) used in this table:
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CNH	—	Chinese Offshore Yuan
EUR	—	Euro
GBP	—	British Pound
IDR	—	Indonesian Rupiah
INR	—	Indian Rupee
JPY	—	Japanese Yen
MXN	—	Mexican Peso
PLN	—	Polish Zloty
USD	—	United States Dollar
ZAR	—	South African Rand
At July 31, 2024, the Fund had the following open swap contracts:
OTC INTEREST RATE SWAPS
Swap Counterparty	Notional Amount*	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Bank of America N.A.	122,898,368BRL	1/4/27	BRL-CDI**	11.993%**	$(106,754)	—	$(106,754)
BNP Paribas SA	142,015,300BRL	1/2/29	BRL-CDI**	12.610%**	571,843	—	571,843
JPMorgan Chase & Co.	4,588,200BRL	1/2/29	BRL-CDI**	12.893%**	25,879	—	25,879
Total					$490,968	—	$490,968

CENTRALLY CLEARED INTEREST RATE SWAPS
Notional Amount*	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
170,428,000	10/13/25	Daily SOFR Compound**	1.396%**	$(4,908,613)	—	$(4,908,613)
12,670,000	3/18/30	Daily SOFR Compound annually	3.650% annually	76,557	$(324,541)	401,098
44,187,000	4/30/31	4.200% annually	Daily SOFR Compound annually	(1,434,694)	(662,637)	(772,057)
See Notes to Schedule of Investments.

Western Asset Macro Opportunities Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
July 31, 2024
 Western Asset Macro Opportunities Fund
CENTRALLY CLEARED INTEREST RATE SWAPS (cont’d)
	Notional Amount*	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
	54,546,000	5/15/32	3.220% annually	Daily SOFR Compound annually	$1,664,857	$1,327,229	$337,628
	228,101,667MXN	10/25/32	28-Day MXN TIIE - Banxico every 28 days	9.260% every 28 days	17,161	—	17,161
	165,225,000MXN	3/1/33	28-Day MXN TIIE - Banxico every 28 days	8.450% every 28 days	(419,998)	—	(419,998)
	162,420,000MXN	5/23/34	28-Day MXN TIIE - Banxico every 28 days	9.400% every 28 days	91,988	—	91,988
	27,960,000	2/15/48	3.050% annually	Daily SOFR Compound annually	2,746,812	3,264,576	(517,764)
	2,468,000	5/15/48	3.150% annually	Daily SOFR Compound annually	203,513	230,358	(26,845)
	3,378,000	3/18/55	3.510% annually	Daily SOFR Compound annually	952	252,465	(251,513)
Total					$(1,961,465)	$4,087,450	$(6,048,915)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Implied Credit Spread at July 31, 2024[3]	Periodic Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Teva Pharmaceutical Finance Netherlands III BV, 3.150%, due 10/1/26	$1,716,000	6/20/26	0.511%	1.000% quarterly	$15,210	$(64,086)	$79,296
Teva Pharmaceutical Finance Netherlands III BV, 3.150%, due 10/1/26	1,554,000	6/20/29	1.255%	1.000% quarterly	(17,239)	(16,598)	(641)
Total	$3,270,000				$(2,029)	$(80,684)	$78,655

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — BUY PROTECTION[4]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Made by the Fund†	Market Value[5]	Upfront Premiums Paid (Received)	Unrealized Depreciation
Markit CDX.NA.HY.42 Index	$11,712,700	6/20/29	5.000% quarterly	$(796,530)	$(781,397)	$(15,133)

OTC TOTAL RETURN SWAPS
Swap Counterparty	Notional Amount	Termination Date	Periodic Payments Made by the Fund†	Periodic Payments Received by the Fund‡	Market Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
JPMorgan Chase & Co.	$2,643,000	11/1/24	Daily SOFR Compound + 1.100% quarterly	JPEIFNTR quarterly^	$(14,288)	—	$(14,288)

See Notes to Schedule of Investments.

Western Asset Macro Opportunities Fund 2024 Quarterly Report

 Western Asset Macro Opportunities Fund
[1]
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]
Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

[4]
If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

[5]
The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.
‡	Periodic payments made/received by the Fund are based on the total return of the referenced entity.
^	Custom emerging markets debt basket is comprised of 32 bonds in the Sovereign Frontier sector.
*	Notional amount denominated in U.S. dollars, unless otherwise noted.
**	One time payment made at termination date.
Reference rate(s) and their value(s) as of period end used in this table:
Reference Index	Reference Rate
28-Day MXN TIIE - Banxico	11.245%
BRL-CDI	10.400%
Daily SOFR Compound	5.380%

Abbreviation(s) used in this table:
BRL	—	Brazilian Real
BRL-CDI	—	Brazilian Cetip InterBank Deposit Rate
JPEIFNTR	—	Western Asset Management Emerging Markets Frontier Custom Basket
MXN	—	Mexican Peso
SOFR	—	Secured Overnight Financing Rate
TIIE	—	Tasa de Intere’s Interbancaria de Equilibrio (Equilibrium Interbanking Interest Rate)
See Notes to Schedule of Investments.

Western Asset Macro Opportunities Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
July 31, 2024
 Western Asset Macro Opportunities Fund
^^ The following table provides information about the underlying components of the JPEIFNTR total return swap, as of period end.
Security	Face Amount	Market Value	Weight
Angolan Government International Bond, 9.125% due 11/26/49	12,070,000	$9,942,662	6.35%
Argentine Republic Government International Bond, 3.500% due 7/9/41	8,080,000	3,219,375	2.06%
Argentine Republic Government International Bond, 5.000% due 1/9/38	14,110,000	6,517,056	4.16%
Bahamas Government International Bond, 8.950% due 10/15/32	5,730,000	5,660,166	3.62%
Benin Government International Bond, 7.960% due 2/13/38	4,860,000	4,531,950	2.89%
Costa Rica Government International Bond, 6.550% due 4/3/34	5,350,000	5,533,933	3.53%
Dominican Republic International Bond, 4.500% due 1/30/30	12,940,000	12,022,036	7.68%
Ecuador Government International Bond, 5.500% due 7/31/35	9,150,000	4,846,663	3.10%
Egypt Government International Bond, 5.800% due 9/30/27	5,270,000	4,813,816	3.08%
Egypt Government International Bond, 7.903% due 2/21/48	4,170,000	3,001,097	1.92%
El Salvador Government International Bond, 7.125% due 1/20/50	6,190,000	4,079,210	2.61%
Ethiopia International Bond, 6.625% due 12/11/25	10,970,000	8,508,492	5.44%
Ghana Government International Bond, 7.625% due 5/16/29	3,200,000	1,548,489	0.99%
Ghana Government International Bond, 10.750% due 10/14/30	7,070,000	4,747,947	3.03%
Ivory Coast Government International Bond, 7.625% due 1/30/33	11,990,000	11,646,786	7.44%
Jordan Government International Bond, 7.500% due 1/13/29	4,710,000	4,667,610	2.98%
Mozambique International Bond, 9.000% due 9/15/31	5,550,000	4,712,297	3.01%
Nigeria Government International Bond, 7.375% due 9/28/33	11,310,000	9,242,391	5.90%
Paraguay Government International Bond, 6.100% due 8/11/44	5,750,000	5,660,156	3.62%
Petroleos de Venezuela International Bond, 5.375% due 4/12/27	34,000,000	3,807,999	2.43%
Republic of Guatemala Government International Bond, 5.375% due 4/24/32	4,940,000	4,779,450	3.05%
Republic of Kenya Government International Bond, 6.300% due 1/23/34	12,750,000	9,518,672	6.08%
Republic of Uzbekistan International Bond, 3.900% due 10/19/31	3,810,000	3,125,391	2.00%
Senegal Government International Bond, 6.250% due 5/23/33	3,780,000	3,175,200	2.03%
Senegal Government International Bond, 6.750% due 3/13/48	3,230,000	2,321,563	1.48%
Sri Lanka Government International Bond, 6.125% due 6/3/25	2,770,000	1,515,223	0.97%
Sri Lanka Government International Bond, 6.825% due 7/18/26	2,780,000	1,551,700	0.99%
See Notes to Schedule of Investments.

Western Asset Macro Opportunities Fund 2024 Quarterly Report

 Western Asset Macro Opportunities Fund
Security	Face Amount	Market Value	Weight
Sri Lanka Government International Bond, 6.850% due 11/3/25	2,780,000	$1,531,100	0.98%
Ukraine Government International Bond, 7.750% due 9/1/28	10,190,000	2,863,319	1.83%
Ukraine Government International Bond, 7.750% due 9/1/29	10,260,000	2,882,989	1.84%
Zambia Government International Bond, 0.500% due 12/31/53	3,525,852	1,783,861	1.14%
Zambia Government International Bond, 5.750% due 6/30/33	3,755,675	2,776,468	1.77%
TOTAL		156,535,067	100.00%
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Western Asset Macro Opportunities Fund 2024 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Western Asset Macro Opportunities Fund (the “Fund”) is a separate non-diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.
Pursuant to policies adopted by the Board of Directors, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Western Asset Macro Opportunities Fund 2024 Quarterly Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Sovereign Bonds	—	$95,829,238	—	$95,829,238
Corporate Bonds & Notes:
Financials	—	18,769,684	$318,300	19,087,984
Other Corporate Bonds & Notes	—	63,129,931	—	63,129,931
Mortgage-Backed Securities	—	21,320,595	—	21,320,595
U.S. Government & Agency Obligations	—	19,901,970	—	19,901,970
Collateralized Mortgage Obligations	—	16,034,835	—	16,034,835
Asset-Backed Securities	—	11,759,645	—	11,759,645
Senior Loans	—	5,369,434	—	5,369,434
Purchased Options:
Exchange-Traded Purchased Options	$2,037,040	—	—	2,037,040
OTC Purchased Options	—	82,302	—	82,302
U.S. Treasury Inflation Protected Securities	—	717,017	—	717,017
Municipal Bonds	—	389,621	—	389,621
Non-U.S. Treasury Inflation Protected Securities	—	205,310	—	205,310
Warrants	—	32,238	—	32,238
Total Long-Term Investments	2,037,040	253,541,820	318,300	255,897,160
Short-Term Investments†:
Sovereign Bonds	—	790,653	—	790,653
Money Market Funds	6,763,305	—	—	6,763,305
Total Short-Term Investments	6,763,305	790,653	—	7,553,958
Total Investments	$8,800,345	$254,332,473	$318,300	$263,451,118
Other Financial Instruments:
Futures Contracts††	$12,105,943	—	—	$12,105,943
Forward Foreign Currency Contracts††	—	$798,292	—	798,292
OTC Interest Rate Swaps	—	597,722	—	597,722
Centrally Cleared Interest Rate Swaps††	—	847,875	—	847,875
Centrally Cleared Credit Default Swaps on Corporate Issues — Sell Protection††	—	79,296	—	79,296
Total Other Financial Instruments	$12,105,943	$2,323,185	—	$14,429,128
Total	$20,906,288	$256,655,658	$318,300	$277,880,246

Western Asset Macro Opportunities Fund 2024 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Written Options:
Exchange-Traded Written Options	$2,572,289	—	—	$2,572,289
OTC Written Options	—	$258,851	—	258,851
Futures Contracts††	7,331,855	—	—	7,331,855
Forward Foreign Currency Contracts††	—	1,837,652	—	1,837,652
OTC Interest Rate Swaps	—	106,754	—	106,754
Centrally Cleared Interest Rate Swaps††	—	6,896,790	—	6,896,790
Centrally Cleared Credit Default Swaps on Corporate Issues — Sell Protection††	—	641	—	641
Centrally Cleared Credit Default Swaps on Credit Indices — Buy Protection††	—	15,133	—	15,133
OTC Total Return Swaps	—	14,288	—	14,288
Total	$9,904,144	$9,130,109	—	$19,034,253

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended July 31, 2024. The following transactions were effected in such company for the period ended July 31, 2024.

	Affiliate Value at October 31, 2023	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$4,478,088	$134,196,170	134,196,170	$131,910,953	131,910,953

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at July 31, 2024
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$143,615	—	$6,763,305

Western Asset Macro Opportunities Fund 2024 Quarterly Report